Cover	Jan. 24, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 24, 2023
Entity File Number	001-40025
Entity Registrant Name	SCION TECH GROWTH II
Entity Central Index Key	0001838431
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	10 Queen St Place
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC4R 1BE
City Area Code	+44
Local Phone Number	20 73 98 0200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	SCOBU
Security Exchange Name	NASDAQ
Class A ordinary shares, $0.0001 par value
Title of 12(b) Security	Class A ordinary shares, $0.0001 par value
Trading Symbol	SCOB
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	SCOBW
Security Exchange Name	NASDAQ